Equity securities and other investments (Tables)	12 Months Ended
Mar. 31, 2026
Equity securities and other investments
Schedule of equity securities and other investments at cost and at fair value

	As of March 31, 2025
	Original cost	Cumulative net (losses) gains	Carrying value
	RMB	RMB	RMB
	(in millions)
Equity securities:
Listed equity securities	79,024	(1,394)	77,630
Investments in privately held companies	113,646	(17,479)	96,167
Debt investments:
Debt securities and loan investments	15,009	(6,224)	8,785
Other treasury investments	227,935	81	228,016
	435,614	(25,016)	410,598

	As of March 31, 2026
	Original cost	Cumulative net gains (losses)	Carrying value
	RMB	RMB	RMB
	(in millions)
Equity securities:
Listed equity securities	70,647	29,947	100,594
Investments in privately held companies	117,826	12,621	130,447
Debt investments:
Debt securities and loan investments	15,905	(5,025)	10,880
Other treasury investments	238,353	(278)	238,075
	442,731	37,265	479,996